Document and Entity Information	Dec. 17, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 17, 2020
Entity File Number	001-38163
Entity Registrant Name	PETIQ, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2554312
Entity Address, Address Line One	923 S. Bridgeway Pl
Entity Address, State or Province	ID
Entity Address, City or Town	Eagle
Entity Address, Postal Zip Code	83616
City Area Code	208
Local Phone Number	939-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	PETQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001668673
Amendment Flag	false
Current Fiscal Year End Date	--12-31